Note 25 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
(In number of shares)	Note	2019	2018	2017

Issued number of shares at the beginning of year	23	10,603,153	10,603,153	52,787,428
Share consolidation		-	-	(42,135,492)
Issued shares post consolidation		10,603,153	10,603,153	10,651,936
Weighted average shares repurchased		-	-	(60,978)
Weighted average shares issued		138,736	-	16,924
Weighted average number of shares at December 31		10,741,889	10,603,153	10,607,882
(In number of shares)	2019	2018	2017

Issued number of shares at the beginning of year	10,603,851	10,603,153	10,607,882
Effect of dilutive options	143,267	698	9,622
Weighted average number of shares (diluted) at December 31	10,747,118	10,603,851	10,617,504
	2019	2018	2017
Profit for the year attributable to owners of the Company (basic and diluted)	42,018	10,766	9,384
Blanket Mine Employee Trust Adjustment	(986)	(280)	(210)
Profit attributable to ordinary shareholders (basic and diluted)	41,032	10,486	9,174
Basic earnings per share - $	3.82	0.99	0.86
Diluted earnings per share - $	3.81	0.99	0.86